Pursuant to Rules 497(k) and 497(e)

Registration No. 002-83631

VALIC Company I

(the “Company”)

Government Money Market I Fund

(the “Fund”)

Supplement dated July 22, 2022, to the Summary Prospectus,

Prospectus and Statement of Additional Information (“SAI”),

each dated October 1, 2021, as amended and supplemented to date

Effective today, July 22, 2022, the Fund has been liquidated. Therefore, all references to and related to the Fund in the Company’s registration statement (including the Prospectus and the SAI) are hereby deleted.

Capitalized terms used but not defined herein shall have the meanings assigned to them in the Summary Prospectus, Prospectus or SAI, as applicable.

This Supplement should be retained for future reference.